Fair Value Measurements (Fair Value Of Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Overdrafts And Other Short-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	$ 63.2	[1]	$ 29.7	[1]
Fair value	63.2		29.7
Short-Term Portion Of Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	132.4	[1],[2]	57.4	[1],[2]
Fair value	136.5	[2]	57.4	[2]
Notes - Short-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	107.2	[1],[3]
Fair value	109.9	[3]
Total Short-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	302.8	[1]	87.1	[1]
Fair value	309.6		87.1
U.S. Private Placement - Long-Term [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	305.1	[1]	409.3	[1]
Fair value	331.9		442.8
Medium-Term Notes - Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	43.3	[1]	88.2	[1]
Fair value	40.6		96.3
Notes - Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value			100.2	[1],[3]
Fair value			115.7	[3]
Other Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	15.1	[1]	40.0	[1]
Fair value	15.1		39.7
Total Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	363.5	[1]	637.7	[1]
Fair value	387.6		694.5
U.S. Private Placement - Short-Term [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	$ 110.0

[1]	Debt as reported in balance sheet.
[2]	$110 million carrying value of U.S. Private placement has been reclassified to short-term debt during 2011.
[3]	Notes issued as part of the equity units offering has been reclassified to short-term debt during 2011 (for further information see Note 13).